FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

15) FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

a) Fair Value Measurements

At December 31, 2013, the carrying value of cash, accounts receivable, accounts payable, dividends payable and bank credit facilities approximated their fair value due to the short-term maturity of the instruments.

Enerplus' portfolio of marketable securities consists of publicly traded investments. At December 31, 2013 the fair value of marketable securities was $13.4 million (December 31, 2012 – $7.7 million).

At December 31, 2013 senior notes included in long-term debt had a carrying value of $810.9 million and a fair value of $837.8 million (December 31, 2012 – $808.6 million and $896.9 million, respectively). The fair value of senior notes was estimated by discounting future interest and principle payments using available market information at the balance sheet date.

There were no transfers between fair value hierarchy levels during the period.

b) Derivative Financial Instruments

The deferred financial assets and credits on the Consolidated Balance Sheets result from recording derivative financial instruments at fair value.

The following tables summarize the change in fair value for the respective periods:

Gain/(Loss) ($ thousands)	December 31, 2013	December 31, 2012	December 31, 2011	Income Statement Presentation

Interest Rate Swaps	$478	$1,125	$2,037	Interest Expense
Cross Currency Interest Rate Swap:
Interest	(1,306)	(2,963)	(355)	Interest Expense
Foreign Exchange	19,920	15,118	15,133	Foreign Exchange
Foreign Exchange Swaps	8,110	947	6,257	Foreign Exchange
Electricity Swaps	758	(3,108)	2,756	Operating Expense
Equity Swaps	5,450	412	–	General and Administrative
Commodity Derivative Instruments:
Oil	(65,504)	70,283	18,733	Commodity derivative
Gas	(2,994)	3,349	(12,641)	instruments

Total Gain/(Loss)	$(35,088)	$85,163	$31,920

The following table summarizes the income statement effects of Enerplus' commodity derivative instruments:

($ thousands)	2013	2012	2011

Change in fair value of commodity derivative instruments gain/(loss)	$(68,498)	$73,632	$6,092
Net realized cash gain/(loss)	26,628	18,363	(33,184)

Commodity derivative instruments gain/(loss)	$(41,870)	$91,995	$(27,092)

The following tables summarize the fair values at the respective period ends:

	December 31, 2013				December 31, 2012
	Assets		Liabilities		Assets		Liabilities
($ thousands)	Current	Long-term	Current	Long-term	Current	Long-term	Current	Long-term

Interest Rate Swaps	$–	$–	$–	$–	$–	$–	$478	$–
Cross Currency Interest Rate Swap	–	–	15,548	–	–	–	17,035	17,127
Foreign Exchange Swaps	564	15,135	–	–	–	7,745	156	–
Electricity Swaps	–	–	95	–	–	–	853	–
Equity Swaps	1,723	4,139	–	–	144	268	–	–
Commodity Derivative Instruments:
Oil	4,138	–	18,970	–	50,672	–	–	–
Gas	2,773	–	2,418	–	3,349	–	–	–

Total	$9,198	$19,274	$37,031	$–	$54,165	$8,013	$18,522	$17,127

c) Risk Management

(i) Market Risk

Market risk is comprised of commodity price, foreign exchange, interest rate and equity price risk.

Commodity Price Risk:

Enerplus manages a portion of commodity price risk through a combination of financial derivative and physical delivery sales contracts. Enerplus' policy is to enter into commodity contracts subject to a maximum of 80% of forecasted production volumes net of royalties and production taxes.

The following tables summarize Enerplus' price risk management positions at February 4th, 2014:

Crude Oil Instruments:

Instrument Type	bbls/day	US$/bbl(1)

Jan 1, 2014 – Jan 31, 2014
WTI Swap	23,000	93.98
WCS Differential Swap	1,000	(23.25)
Feb 1, 2014 – Jun 30, 2014
WTI Swap	23,000	93.98
WCS Differential Swap	2,000	(21.88)
Jul 1, 2014 – Dec 31, 2014
WTI Swap	16,000	94.07
WCS Differential Swap	2,000	(21.88)
Jan 1, 2015 – Dec 31, 2015
WTI Swap	500	90.00

(1)
Transactions with a common term have been aggregated and presented as the weighted average price/bbl.

Natural Gas Instruments:

Instrument Type	MMcf/day	CDN$/Mcf	US$/Mcf

Jan 1, 2014 – Dec 31, 2014
AECO Swap	4.7	3.96
Apr 1, 2014 – Jun 30, 2014
AECO Swap	14.2	4.12
Jul 1, 2014 – Dec 31, 2014
AECO Swap	28.4	4.25
Jan 1, 2014 – Dec 31, 2014
NYMEX Swap	75.0		4.14
NYMEX Purchased Call	25.0		4.17
NYMEX Sold Puts	25.0		3.23
NYMEX Sold Calls	25.0		5.00
Jan 1, 2015 – Dec 31, 2015
NYMEX Swap	20.0		4.16

Electricity:

Instrument Type	MWh	CDN$/MWh

Jan 1, 2014 – Dec 31, 2014
AESO Power Swap(1)	16.0	53.33
Jan 1, 2015 – Dec 31, 2015
AESO Power Swap(1)	10.0	51.13

(1)
Alberta Electrical System Operator ("AESO") fixed pricing.

Foreign Exchange Risk:

Enerplus is exposed to foreign exchange risk in relation to its U.S. operations and U.S. dollar senior notes and working capital. Additionally, Enerplus' crude oil sales and a portion of its natural gas sales are based on U.S. dollar indices. Enerplus manages the currency risk relating to its senior notes through the derivative instruments detailed below.

Cross Currency Interest Rate Swap ("CCIRS"):

Concurrent with the issuance of the US$175 million senior notes on June 19, 2002, Enerplus entered into a CCIRS with a syndicate of financial institutions. Under the terms of the swap, the amount of the notes was fixed for purposes of interest and principal payments at a notional amount of CDN$268.3 million. Interest payments are made on a floating rate basis, set at the rate for three-month Canadian bankers' acceptances, plus 1.18%. At December 31, 2013 the remaining USD principal is fixed at a notional amount of CDN$53.7 million. The CCIRS matures on June 2014 in conjunction with the remaining principal repayment on the notes.

Foreign Exchange Swaps:

During 2007 Enerplus entered into foreign exchange swaps on US$54.0 million of notional debt at an average US$/CDN$ exchange rate of 1.02. At December 31, 2013, following the third settlement, Enerplus had US$21.6 million of remaining notional debt swapped. These foreign exchange swaps mature between October 2014 and October 2015 in conjunction with the remaining principal repayments on the US$54.0 million senior notes.

During 2011 Enerplus entered into foreign exchange swaps on US$175.0 million of notional debt at approximately par. These foreign exchange swaps mature between June 2017 and June 2021 in conjunction with the principal repayments on the US$225.0 million senior notes.

Interest Rate Risk:

At December 31, 2013, approximately 74% of Enerplus' debt was based on fixed interest rates and 26% was based on floating interest rates. At December 31, 2013, Enerplus did not have any interest rate derivatives outstanding other than the CCIRS mentioned above.

Equity Price Risk:

Enerplus is exposed to equity price risk in relation to its cash settled long-term incentive plans detailed in Note 13.

Equity Swaps:

Enerplus has entered into various equity swaps maturing between 2014 and 2016 and has effectively fixed the future settlement cost at a weighted average price of $13.86 per share on 1,130,000 shares, representing approximately 77% of the notional shares outstanding under these plans.

(ii) Credit Risk

Credit risk represents the financial loss Enerplus would experience due to the potential non-performance of counterparties to its financial instruments. Enerplus is exposed to credit risk mainly through its joint venture, marketing and financial counterparty receivables.

Enerplus mitigates credit risk through credit management techniques, including conducting financial assessments to establish and monitor counterparties' credit worthiness, setting exposure limits, monitoring exposures against these limits and obtaining financial assurances such as letters of credit, parental guarantees, or third party credit insurance where warranted. Enerplus monitors and manages its concentration of counterparty credit risk on an ongoing basis.

Enerplus' maximum credit exposure at the balance sheet date consists of the carrying amount of its non-derivative financial assets and the fair value of its derivative financial assets. At December 31, 2013 approximately 71% of Enerplus' marketing receivables were with companies considered investment grade.

At December 31, 2013 approximately $4.5 million or 3% of Enerplus' total accounts receivable were aged over 120 days and considered past due. The majority of these accounts are due from various joint venture partners. Enerplus actively monitors past due accounts and takes the necessary actions to expedite collection, which can include withholding production, netting amounts off future payments or seeking other remedies including legal action. Should Enerplus determine that the ultimate collection of a receivable is in doubt, it will provide the necessary provision in its allowance for doubtful accounts with a corresponding charge to earnings. If Enerplus subsequently determines an account is uncollectible the account is written off with a corresponding charge to the allowance account. Enerplus' allowance for doubtful accounts balance at December 31, 2013 was $2.8 million (December 31, 2012 – $2.8 million).

(iii) Liquidity Risk & Capital Management

Liquidity risk represents the risk that Enerplus will be unable to meet its financial obligations as they become due. Enerplus mitigates liquidity risk through actively managing its capital, which it defines as debt (net of cash) and shareholders' capital. Enerplus' objective is to provide adequate short and longer term liquidity while maintaining a flexible capital structure to sustain the future development of its business. Enerplus strives to balance the portion of debt and equity in its capital structure given its current oil and natural gas assets and planned investment opportunities.

Management monitors a number of key variables with respect to its capital structure, including debt levels, capital spending plans, dividends, access to capital markets, as well as acquisition and divestment activity.